Long term loan	6 Months Ended
Jun. 30, 2015
Long term loan [Abstract]
Long term loan
Note 3 – Long term loan

The Company took out a loan on June 01, 2015 in the amount of $15 million from Leumi. The loan terms are as follows:

1.	The loan is for a period of 5 years commencing June 01, 2015.

2.	Quarterly installment payments commencing September 01, 2015.

3.	Interest rate is 2.2% indexed to the libor.

4.	The loan contains various covenants. As of the balance sheet date, the Company is in adherence with all of the loan covenants.